Label	Element	Value
AIG Senior Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001059040_SupplementTextBlock

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

AIG Senior Floating Rate Fund (the “Fund”)

Supplement dated April 7, 2017 to the Fund’s Prospectus (“Prospectus”)

and Statement of Additional Information (“SAI”), as supplemented and amended to date

Effective immediately, the following changes are made to the Prospectus and SAI.

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Senior Floating Rate Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The first paragraph under the subsection entitled “Fees and Expenses of the Fund” in the Fund’s “Fund Highlights” section of the Prospectus is amended to add a cross-reference to the “Financial Intermediary-Specific Sales Charge Waiver Policies” section of the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.